Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000165025 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000165025 | Incyte Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000165025 | HEICO Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000165025 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000165025 | Bentley Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165025 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000165025 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000165025 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165025 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000165024 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165024 | Doximity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165024 | Leonardo DRS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000165024 | CorVel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165024 | Herc Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165024 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000165024 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000165024 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165024 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000173876 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173876 | Others
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000173876 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000173876 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000173876 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000173876 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173876 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173876 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000173876 | AA+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173876 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000173876 | AA-
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000173876 | A+
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000173876 | A
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000173876 | A-
Holdings [Line Items]
Percent of Net Asset Value	15.35%
C000173876 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000173876 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.37%
C000173876 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000173876 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.94%
C000204446 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204446 | Others
Holdings [Line Items]
Percent of Net Asset Value	(68.10%)
C000204446 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204446 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000204446 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	152.90%
C000204446 | A
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000204446 | Other
Holdings [Line Items]
Percent of Net Asset Value	(15.13%)
C000204446 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000204446 | Aa
Holdings [Line Items]
Percent of Net Asset Value	105.59%
C000204446 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000204446 | Ba
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000204446 | B
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000204446 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000222294 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222294 | A
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000222294 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.32%)
C000222294 | AAA
Holdings [Line Items]
Percent of Net Asset Value	99.03%
C000222294 | Aa
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000222294 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000227173 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000227173 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000227173 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000227173 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000227173 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227173 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000227173 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227173 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230327 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230327 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230327 | Others
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000230327 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000230327 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230327 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230327 | A
Holdings [Line Items]
Percent of Net Asset Value	20.13%
C000230327 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000230327 | Aa
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000230327 | Baa
Holdings [Line Items]
Percent of Net Asset Value	63.92%
C000230327 | Ba
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000230327 | B
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000230327 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230326 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230326 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230326 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230326 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230326 | Westinghouse Air Brake Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230326 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000230326 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230326 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232781 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232781 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000232781 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000232781 | Baa
Holdings [Line Items]
Percent of Net Asset Value	98.62%
C000232781 | Ba
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000232781 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000246278 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246278 | Others
Holdings [Line Items]
Percent of Net Asset Value	(34.30%)
C000246278 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000246278 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000246278 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000246278 | A
Holdings [Line Items]
Percent of Net Asset Value	12.77%
C000246278 | Other
Holdings [Line Items]
Percent of Net Asset Value	16.18%
C000246278 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000246278 | Aa
Holdings [Line Items]
Percent of Net Asset Value	32.58%
C000246278 | Baa
Holdings [Line Items]
Percent of Net Asset Value	15.76%
C000246278 | Ba
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000246278 | B
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000246278 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251866 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251866 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251866 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000251866 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000251866 | A
Holdings [Line Items]
Percent of Net Asset Value	8.77%
C000251866 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000251866 | Aa
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000251866 | Baa
Holdings [Line Items]
Percent of Net Asset Value	17.79%
C000251866 | Ba
Holdings [Line Items]
Percent of Net Asset Value	30.45%
C000251866 | B
Holdings [Line Items]
Percent of Net Asset Value	18.78%
C000251866 | Caa
Holdings [Line Items]
Percent of Net Asset Value	11.79%
C000251866 | Ca
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000251866 | D
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000251866 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251866 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251866 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251866 | Oman
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251866 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253667 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253667 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253667 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253667 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253667 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253667 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000253667 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000253667 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%